Fair value of financial instruments - Disclosure of unrealised gains and losses on Level 3 financial assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 7,042	£ 5,768	£ 5,945
Other income	89	65	134
Other comprehensive income	1,954	(901)	1,056
Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	134	(145)
Other income	68	106
Other comprehensive income	0	(1)
Total	202	(40)
Level 3 | Investment property
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income	0	0
Total	0	0
Level 3 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Trading income	(44)	(57)
Other income	0	(1)
Other comprehensive income	0	0
Total	(44)	(58)
Trading portfolio liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	1	(7)
Other income	0	0
Other comprehensive income	0	0
Total	1	(7)
Financial liabilities designated at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	43	(77)
Other income	(3)	(9)
Other comprehensive income	0	0
Total	40	(86)
Trading portfolio assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	36	(9)
Other income	0	0
Other comprehensive income	0	0
Total	36	(9)
Trading portfolio assets | Trading portfolio liabilities
Disclosure of detailed information about financial instruments [line items]
Trading income	5,054	4,038	£ 4,257
Financial assets at fair value through the income statement | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	94	2
Other income	72	94
Other comprehensive income	0	0
Total	166	96
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	4	3
Other income	(1)	22
Other comprehensive income	0	(1)
Total	£ 3	£ 24